Investment Risks	Sep. 09, 2026
Kurv U.S. Small Cap TaxOptimized ETF | Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap Company Risk: Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Kurv U.S. Small Cap TaxOptimized ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the US Small Cap Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the US Small Cap Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the US Small Cap Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the US Small Cap Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the US Small Cap Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the US Small Cap Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv U.S. Small Cap TaxOptimized ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the US Small Cap Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the US Small Cap Fund. The US Small Cap Fund’s use of derivatives or other similar investments may result in losses to the US Small Cap Fund, a reduction in the US Small Cap Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the US Small Cap Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the US Small Cap Fund’s ability to invest in derivatives, limit the US Small Cap Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the US Small Cap Fund’s performance.

Kurv U.S. Small Cap TaxOptimized ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv U.S. Small Cap TaxOptimized ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv U.S. Small Cap TaxOptimized ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv U.S. Small Cap TaxOptimized ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The US Small Cap Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the US Small Cap Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the US Small Cap Fund’s performance. To the extent that the US Small Cap Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv U.S. Small Cap TaxOptimized ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The US Small Cap Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The US Small Cap Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the US Small Cap Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the US Small Cap Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the US Small Cap Fund at prices that reflect the market price of the Shares, the US Small Cap Fund’s NAV and, in turn the share price of the US Small Cap Fund, could be negatively impacted. The FLEX Options utilized by the US Small Cap Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the US Small Cap Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv U.S. Small Cap TaxOptimized ETF | Tax Optimization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Optimization Investing Risk: The US Small Cap Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the US Small Cap Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the US Small Cap Fund, the US Small Cap Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv U.S. Small Cap TaxOptimized ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the US Small Cap Fund has invested in, the US Small Cap Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv U.S. Small Cap TaxOptimized ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The risk that the US Small Cap Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv U.S. Small Cap TaxOptimized ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the US Small Cap Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv U.S. Small Cap TaxOptimized ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv U.S. Small Cap TaxOptimized ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk: The US Small Cap Fund is structured as an ETF and as a result is subject to special risks, including:
Kurv U.S. Small Cap TaxOptimized ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv U.S. Small Cap TaxOptimized ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the US Small Cap Fund’s NAV.

Kurv U.S. Small Cap TaxOptimized ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the US Small Cap Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the US Small Cap Fund’s NAV.

Kurv U.S. Small Cap TaxOptimized ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Kurv U.S. Small Cap TaxOptimized ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: The risk that investing in foreign (non-U.S.) securities may result in the US Small Cap Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv U.S. Small Cap TaxOptimized ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv U.S. Small Cap TaxOptimized ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv U.S. Small Cap TaxOptimized ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv U.S. Small Cap TaxOptimized ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The risk that certain transactions of the US Small Cap Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the US Small Cap Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv U.S. Small Cap TaxOptimized ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk: The risk that a particular investment may be difficult to purchase or sell and that the US Small Cap Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv U.S. Small Cap TaxOptimized ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The risk that the value of securities owned by the US Small Cap Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv U.S. Small Cap TaxOptimized ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the US Small Cap Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the US Small Cap Fund will be achieved.

Kurv U.S. Small Cap TaxOptimized ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv U.S. Small Cap TaxOptimized ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  The risk that a new fund’s performance may not represent how the US Small Cap Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv U.S. Small Cap TaxOptimized ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv U.S. Small Cap TaxOptimized ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv U.S. Small Cap TaxOptimized ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The US Small Cap Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the US Small Cap Fund realizes from its investments. As a result, a larger portion of the US Small Cap Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the US Small Cap Fund. The use of derivatives, such as call options, may cause the US Small Cap Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the US Small Cap Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv U.S. Small Cap TaxOptimized ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the US Small Cap Fund.
Kurv International Equity TaxOptimized ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the International Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the International Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the International Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the International Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the International Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv International Equity TaxOptimized ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the International Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the International Fund. The International Fund’s use of derivatives or other similar investments may result in losses to the International Fund, a reduction in the International Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the International Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the International Fund’s ability to invest in derivatives, limit the International Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the International Fund’s performance.

Kurv International Equity TaxOptimized ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv International Equity TaxOptimized ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv International Equity TaxOptimized ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv International Equity TaxOptimized ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The International Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the International Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the International Fund’s performance. To the extent that the International Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv International Equity TaxOptimized ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The International Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The International Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the International Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the International Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the International Fund at prices that reflect the market price of the Shares, the International Fund’s NAV and, in turn the share price of the International Fund, could be negatively impacted. The FLEX Options utilized by the International Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the International Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv International Equity TaxOptimized ETF | Tax Optimization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Optimization Investing Risk: The International Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the International Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the International Fund, the International Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv International Equity TaxOptimized ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the International Fund has invested in, the International Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv International Equity TaxOptimized ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The risk that the International Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv International Equity TaxOptimized ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the International Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv International Equity TaxOptimized ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv International Equity TaxOptimized ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk: The International Fund is structured as an ETF and as a result is subject to special risks, including:
Kurv International Equity TaxOptimized ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv International Equity TaxOptimized ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the International Fund’s NAV.

Kurv International Equity TaxOptimized ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the International Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the International Fund’s NAV.

Kurv International Equity TaxOptimized ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Kurv International Equity TaxOptimized ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: The risk that investing in foreign (non-U.S.) securities may result in the International Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv International Equity TaxOptimized ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv International Equity TaxOptimized ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv International Equity TaxOptimized ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv International Equity TaxOptimized ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The risk that certain transactions of the International Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the International Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv International Equity TaxOptimized ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The risk that a particular investment may be difficult to purchase or sell and that the International Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv International Equity TaxOptimized ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The risk that the value of securities owned by the International Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv International Equity TaxOptimized ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the International Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the International Fund will be achieved.

Kurv International Equity TaxOptimized ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv International Equity TaxOptimized ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  The risk that a new fund’s performance may not represent how the International Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv International Equity TaxOptimized ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv International Equity TaxOptimized ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv International Equity TaxOptimized ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The International Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the International Fund realizes from its investments. As a result, a larger portion of the International Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the International Fund. The use of derivatives, such as call options, may cause the International Fund to realize higher amounts of short-term capital gains or otherwise affect the International Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the International Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv International Equity TaxOptimized ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the International Fund.
Kurv European Equity TaxOptimized ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the European Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the European Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the European Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the European Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the European Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the European Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv European Equity TaxOptimized ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the European Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the European Fund. The European Fund’s use of derivatives or other similar investments may result in losses to the European Fund, a reduction in the European Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the European Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the European Fund’s ability to invest in derivatives, limit the European Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the European Fund’s performance.

Kurv European Equity TaxOptimized ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv European Equity TaxOptimized ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv European Equity TaxOptimized ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv European Equity TaxOptimized ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The European Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the European Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the European Fund’s performance. To the extent that the European Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv European Equity TaxOptimized ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The European Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The European Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the European Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the European Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the European Fund at prices that reflect the market price of the Shares, the European Fund’s NAV and, in turn the share price of the European Fund, could be negatively impacted. The FLEX Options utilized by the European Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the European Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv European Equity TaxOptimized ETF | Tax Optimization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Optimization Investing Risk: The European Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the European Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the European Fund, the European Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv European Equity TaxOptimized ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the European Fund has invested in, the European Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv European Equity TaxOptimized ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The risk that the European Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv European Equity TaxOptimized ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the European Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv European Equity TaxOptimized ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv European Equity TaxOptimized ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk: The European Fund is structured as an ETF and as a result is subject to special risks, including:
Kurv European Equity TaxOptimized ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv European Equity TaxOptimized ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the European Fund’s NAV.

Kurv European Equity TaxOptimized ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the European Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the European Fund’s NAV.

Kurv European Equity TaxOptimized ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Kurv European Equity TaxOptimized ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: The risk that investing in foreign (non-U.S.) securities may result in the European Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv European Equity TaxOptimized ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv European Equity TaxOptimized ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv European Equity TaxOptimized ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv European Equity TaxOptimized ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The risk that certain transactions of the European Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the European Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv European Equity TaxOptimized ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The risk that a particular investment may be difficult to purchase or sell and that the European Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv European Equity TaxOptimized ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The risk that the value of securities owned by the European Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv European Equity TaxOptimized ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the European Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the European Fund will be achieved.

Kurv European Equity TaxOptimized ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv European Equity TaxOptimized ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  The risk that a new fund’s performance may not represent how the European Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv European Equity TaxOptimized ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv European Equity TaxOptimized ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv European Equity TaxOptimized ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The European Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the European Fund realizes from its investments. As a result, a larger portion of the European Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the European Fund. The use of derivatives, such as call options, may cause the European Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the European Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv European Equity TaxOptimized ETF | Investing in Europe Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Europe Risk: The European financial markets have experienced increased volatility due to concerns about economic downturns, political unrest, war, military conflict, economic sanctions, rising government debt levels, inflation, energy crises, and public health pandemics, and these events may continue to significantly affect all of Europe. The economies and markets of European countries are often connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. European economies could be significantly affected by, among other things, rising unemployment, the imposition or unexpected elimination of fiscal and monetary controls by member countries of the European Economic and Monetary Union, uncertainty surrounding the euro, the success of governmental actions to reduce budget deficits, and Russia’s ongoing military conflict in Ukraine.

Kurv European Equity TaxOptimized ETF | Investing in United Kingdom Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in United Kingdom Risk: The risks of investing in the United Kingdom have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the European Union, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the United Kingdom has formally left the European Union, uncertainty remains as to the long-term consequences of Brexit and issuers in the United Kingdom may experience lower growth as a result.

Kurv European Equity TaxOptimized ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Concentration Risk: Because the European Fund focuses its investments on a particular geographic area, the Fund’s performance is closely tied to the social, political, and economic conditions of that area. Political developments and changes in regulatory, tax, or economic policy could significantly affect the markets in which the European Fund invests. As a result, the European Fund und is likely to be more volatile than more geographically diverse international funds.

Kurv European Equity TaxOptimized ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the European Fund.
Kurv Japan Equity TaxOptimized ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Japan Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Japan Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Japan Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Japan Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Japan Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Japan Equity TaxOptimized ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Japan Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Japan Fund. The Japan Fund’s use of derivatives or other similar investments may result in losses to the Japan Fund, a reduction in the Japan Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Japan Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Japan Fund’s ability to invest in derivatives, limit the Japan Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Japan Fund’s performance.

Kurv Japan Equity TaxOptimized ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Japan Equity TaxOptimized ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv Japan Equity TaxOptimized ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv Japan Equity TaxOptimized ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Japan Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Japan Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Japan Fund’s performance. To the extent that the Japan Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Japan Equity TaxOptimized ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Japan Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Japan Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Japan Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Japan Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Japan Fund at prices that reflect the market price of the Shares, the Japan Fund’s NAV and, in turn the share price of the Japan Fund, could be negatively impacted. The FLEX Options utilized by the Japan Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Japan Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Japan Equity TaxOptimized ETF | Tax Optimization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Optimization Investing Risk: The Japan Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the Japan Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the Japan Fund, the Japan Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv Japan Equity TaxOptimized ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Japan Fund has invested in, the Japan Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Japan Equity TaxOptimized ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The risk that the Japan Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Japan Equity TaxOptimized ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Japan Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Japan Equity TaxOptimized ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Japan Equity TaxOptimized ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk: The Japan Fund is structured as an ETF and as a result is subject to special risks, including:
Kurv Japan Equity TaxOptimized ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Japan Equity TaxOptimized ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Japan Fund’s NAV.

Kurv Japan Equity TaxOptimized ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Japan Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Japan Fund’s NAV.

Kurv Japan Equity TaxOptimized ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Kurv Japan Equity TaxOptimized ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: The risk that investing in foreign (non-U.S.) securities may result in the Japan Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Japan Equity TaxOptimized ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Japan Equity TaxOptimized ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Japan Equity TaxOptimized ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv Japan Equity TaxOptimized ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The risk that certain transactions of the Japan Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Japan Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Japan Equity TaxOptimized ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The risk that a particular investment may be difficult to purchase or sell and that the Japan Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Japan Equity TaxOptimized ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The risk that the value of securities owned by the Japan Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Japan Equity TaxOptimized ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Japan Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Japan Fund will be achieved.

Kurv Japan Equity TaxOptimized ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv Japan Equity TaxOptimized ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  The risk that a new fund’s performance may not represent how the Japan Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Japan Equity TaxOptimized ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Japan Equity TaxOptimized ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Japan Equity TaxOptimized ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Japan Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Japan Fund realizes from its investments. As a result, a larger portion of the Japan Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Japan Fund. The use of derivatives, such as call options, may cause the Japan Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Japan Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Japan Equity TaxOptimized ETF | Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Concentration Risk: Because the Japan Fund focuses its investments on a particular geographic area, the Japan Fund’s performance is closely tied to the social, political, and economic conditions of that area. Political developments and changes in regulatory, tax, or economic policy could significantly affect the markets in which the Japan Fund invests. As a result, the Japan Fund is likely to be more volatile than more geographically diverse international funds.

Kurv Japan Equity TaxOptimized ETF | Investing in Japan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Japan Risk: The Japanese economy has at times been negatively affected by government intervention and protectionism, excessive regulation, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a low economic growth rate relative to other advanced economies, other adverse political developments, increases in government debt, and changes in fiscal, monetary, or trade policies, may affect the Japanese economy.

Kurv Japan Equity TaxOptimized ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the Japan Fund.
Kurv Emerging Market Equity TaxOptimized ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the EM Equity Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the EM Equity Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the EM Equity Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the EM Equity Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the EM Equity Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the EM Equity Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Emerging Market Equity TaxOptimized ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the EM Equity Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the EM Equity Fund. The EM Equity Fund’s use of derivatives or other similar investments may result in losses to the EM Equity Fund, a reduction in the EM Equity Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the EM Equity Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the EM Equity Fund’s ability to invest in derivatives, limit the EM Equity Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the EM Equity Fund’s performance.

Kurv Emerging Market Equity TaxOptimized ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Emerging Market Equity TaxOptimized ETF | Common Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred securities and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

Kurv Emerging Market Equity TaxOptimized ETF | Preferred Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Securities. A preferred security is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred securities have preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred security may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred securities represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Kurv Emerging Market Equity TaxOptimized ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The EM Equity Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the EM Equity Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the EM Equity Fund’s performance. To the extent that the EM Equity Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Emerging Market Equity TaxOptimized ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The EM Equity Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The EM Equity Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the EM Equity Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the EM Equity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the EM Equity Fund at prices that reflect the market price of the Shares, the EM Equity Fund’s NAV and, in turn the share price of the EM Equity Fund, could be negatively impacted. The FLEX Options utilized by the EM Equity Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the EM Equity Fund will be determined based on market quotations or other recognized pricing methods. The value of the FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Emerging Market Equity TaxOptimized ETF | Tax Optimization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Optimization Investing Risk: The EM Equity Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the EM Equity Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the EM Equity Fund, the EM Equity Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv Emerging Market Equity TaxOptimized ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the EM Equity Fund has invested in, the EM Equity Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Emerging Market Equity TaxOptimized ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The risk that the EM Equity Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Emerging Market Equity TaxOptimized ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the EM Equity Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Emerging Market Equity TaxOptimized ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the EM Equity Fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Kurv Emerging Market Equity TaxOptimized ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk: The EM Equity Fund is structured as an ETF and as a result is subject to special risks, including:
Kurv Emerging Market Equity TaxOptimized ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Emerging Market Equity TaxOptimized ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the EM Equity Fund’s NAV.

Kurv Emerging Market Equity TaxOptimized ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the EM Equity Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the EM Equity Fund’s NAV.

Kurv Emerging Market Equity TaxOptimized ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Kurv Emerging Market Equity TaxOptimized ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: The risk that investing in foreign (non-U.S.) securities may result in the EM Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Emerging Market Equity TaxOptimized ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Emerging Market Equity TaxOptimized ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Emerging Market Equity TaxOptimized ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv Emerging Market Equity TaxOptimized ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The risk that certain transactions of the EM Equity Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the EM Equity Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Emerging Market Equity TaxOptimized ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The risk that a particular investment may be difficult to purchase or sell and that the EM Equity Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Emerging Market Equity TaxOptimized ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The risk that the value of securities owned by the EM Equity Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Emerging Market Equity TaxOptimized ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the EM Equity Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the EM Equity Fund will be achieved.

Kurv Emerging Market Equity TaxOptimized ETF | Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv Emerging Market Equity TaxOptimized ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  The risk that a new fund’s performance may not represent how the EM Equity Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Emerging Market Equity TaxOptimized ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  The risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Emerging Market Equity TaxOptimized ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Emerging Market Equity TaxOptimized ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The EM Equity Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the EM Equity Fund realizes from its investments. As a result, a larger portion of the EM Equity Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the EM Equity Fund. The use of derivatives, such as call options, may cause the EM Equity Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the EM Equity Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Emerging Market Equity TaxOptimized ETF | Geographic Concentration Risk [Member]
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Geographic Concentration Risk: The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries or regions may therefore have a significant negative impact on the Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.

Kurv Emerging Market Equity TaxOptimized ETF | Investing in China Risk [Member]
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●          Investing in China Risk: The Chinese government has historically exercised significant control over China’s economy and its financial markets through, among other things, its monetary policies and allocation of resources, management of currency exchange rates, preferential treatment or restrictions relating to industries deemed sensitive to national interests, and limitations on foreign ownership of Chinese securities. Although economic reforms have liberalized trade policy and reduced government control, changes in these policies or increased government intervention could adversely impact affected industries or companies. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the official currency exchange rate. Additionally, the Chinese economy is highly dependent on the exportation of products and services, and could experience a significant slowdown due to a reduction in global demand for Chinese exports, contraction in spending on domestic goods by Chinese consumers, trade or political disputes with China’s major trading partners, imposition of tariffs, sanctions, and other trade barriers, military conflict and strained international relations, cyberattacks, natural disasters, or public health threats. Heightened trade tensions between China and any of its key trading partners, including the U.S., could have a significant adverse impact on the Chinese economy.

Kurv Emerging Market Equity TaxOptimized ETF | Investing in Asia Risk [Member]
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●          Investing in Asia Risk: Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, particularly for certain commodities, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, expropriation and/or nationalization of assets, confiscatory taxation, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

Kurv Emerging Market Equity TaxOptimized ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the EM Equity Fund.